Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Amendment Description
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000084903
Shareholder Report [Line Items]
Fund Name	Biondo Focus Fund
Class Name	Investor Class
Trading Symbol	BFONX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Biondo Focus Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://thebiondogroup.com/biondo-fund/. You can also request this information by contacting us at 1-800-672-9152
Additional Information Phone Number	1-800-672-9152
Additional Information Website	https://thebiondogroup.com/biondo-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$178	1.50%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Biondo Focus Fund	S&P 500® Index	Dow Jones Industrial Average®
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$8,776	$10,138	$10,021
Dec-2016	$8,900	$11,351	$11,674
Dec-2017	$11,692	$13,829	$14,956
Dec-2018	$12,433	$13,223	$14,435
Dec-2019	$15,385	$17,386	$18,094
Dec-2020	$20,096	$20,585	$19,853
Dec-2021	$21,365	$26,494	$24,012
Dec-2022	$13,816	$21,696	$22,364
Dec-2023	$18,988	$27,399	$25,983
Dec-2024	$26,159	$34,254	$29,877

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Biondo Focus Fund	37.77%	11.20%	10.09%
S&P 500® Index	25.02%	14.53%	13.10%
Dow Jones Industrial Average®	14.99%	10.55%	11.57%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 54,232,700
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 376,664
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$54,232,700
Number of Portfolio Holdings	19
Advisory Fee (net of waivers)	$376,664
Portfolio Turnover	14%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%
Rights	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mastercard, Inc., Class A	14.6%
Intuitive Surgical, Inc.	13.7%
NVIDIA Corporation	13.0%
Apple, Inc.	8.1%
Amazon.com, Inc.	4.9%
Block, Inc.	4.7%
Fair Isaac Corporation	4.6%
Alphabet, Inc., Class A	4.5%
ServiceNow, Inc.	4.4%
Atlassian Corporation, Class A	4.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.